UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bob Peck
Title:		Senior Managing Member
Phone:		415-284-8515
Signature,		Place,				and Date of Signing:
Bob Peck		San Francisco, California	August 12, 2010
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		18
Form 13F Information Table Value Total:		423,009

                                                          VALUE  SHRS OR   SH/   PUT INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP     (x$1000) PRN AMT   PRN  CALL DISCRETION  MANAGERS SOLE    SHARED    NONE
ARCH CAP GROUP LTD         ORD                G0450A105   76,373  1,025,147 SH           SOLE              1,025,147
ARCH CAP GROUP LTD         ORD                G0450A905   50,757  681,300   SH  CALL     SOLE              681,300
DOMINOS PIZZA INC          COM                25754A201   22,412  1,983,366 SH           SOLE              1,983,366
EXXON MOBIL CORP           COM                30231G902   45,980  760,000   SH  CALL     SOLE              760,000
GRUPO TELEVISA SA DE CV    SP ADR REP ORD     40049J206   27,137  1,558,700 SH           SOLE              1,558,700
HOME DEPOT INC             COM                437076102    3,554  126,613   SH           SOLE              126,613
HOME DEPOT INC             COM                437076902    2,246  80,000    SH  CALL     SOLE              80,000
LIBERTY MEDIA CORP NEW     LIB STAR COM A     53071M708    2,111  40,715    SH           SOLE              40,715
LIBERTY MEDIA CORP NEW     CAP COM SER A      53071M302   39,619  945,344   SH           SOLE              945,344
LIBERTY MEDIA CORP NEW     INT COM SER A      53071M104   19,183  1,826,982 SH           SOLE              1,826,982
LOWES COS INC              COM                548661107    9,622  471,200   SH           SOLE              471,200
MOHAWK INDS INC            COM                608190104   14,471  316,234   SH           SOLE              316,234
MOHAWK INDS INC            COM                608190904    1,377  30,100    SH  CALL     SOLE              30,100
SANDRIDGE ENERGY INC       COM                80007P307    2,583  443,049   SH           SOLE              443,049
SCHWAB CHARLES CORP NEW    COM                808513105   12,538  884,223   SH           SOLE              884,223
THERAVANCE INC             COM                88338T104    7,770  618,129   SH           SOLE              618,129
VIASAT INC                 COM                92552V100   29,697  912,063   SH           SOLE              912,063
WAL MART STORES INC        COM                931142903   55,579  1,156,200 SH  CALL     SOLE              1,156,200